Property, Plant and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Capitalized Cost, Software to be Sold, Leased, or Marketed, Amortization Expense	$ 97,971	$ 203,000
Office Equipment and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Depreciation	110,151	164,000
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Depreciation	$ 22,807	$ 18,000